Goodwin Procter LLP

Counselors at Law

Exchange Place

Boston, MA 02109

T: 617.570.1000

F: 617.523.1231

March 14, 2014

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	Austin Stephenson

Dan Greenspan

Re: Zafgen, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted January 31, 2014

CIK No. 0001374690

Dear Mr. Stephenson:

This letter is being submitted on behalf of Zafgen, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Confidential Draft Registration Statement on Form S-1 submitted on January 31, 2014 (the “Registration Statement”), as set forth in your letter dated February 27, 2014 addressed to Thomas Hughes, Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 1 to the Draft Registration Statement on Form S-1 (“Amendment No. 1”), which includes changes to reflect responses to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to submitting this letter via EDGAR, we are sending via Federal Express two (2) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement).

General

1. Please submit all outstanding exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

RESPONSE: The Company acknowledges the Staff’s comment and will file the outstanding exhibits in a future amendment to the Registration Statement.

2. Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

RESPONSE: The Company acknowledges the Staff’s comment and will provide the Staff with any graphics, visual or photographic information that it elects to include in the printed prospectus prior to its use.

3. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company respectfully advises the Staff that as of the date hereof no written communications have been presented to investors in reliance on Section 5(d) of the Securities Act. The Company will supplementally provide the Staff with any written communications that are presented to investors in reliance on Section 5(d) of the Securities Act that occur after the date hereof. The Company further advises the Staff that as of the date hereof no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act. The Company will supplementally provide the Staff with any research reports about the Company that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act after the date hereof.

4. We note that your exhibit index indicates you have submitted an application for confidential treatment covering several of your exhibits. We will deliver comments to your confidential treatment request under separate cover.

RESPONSE: The Company acknowledges the Staff’s comment.

Business

Severe Obesity in the General Population, pages 77-78

5. We note your disclosure of current treatments for severe obesity and their “key limitations.” Below this table, you should include the qualification that beloranib could also be subject to some of the same limitations for treatment of obesity. In this regard, we note that one of the treatments is limited by unpleasant gastrointestinal side effects, which have also been observed as adverse events in clinical trials for beloranib. We also note your disclosure on page 89 that you expect beloranib will carry a Category X label and be contraindicated in pregnant women or women looking to become pregnant, which is another key limitation included in the chart on page 78. Please revise accordingly. In addition, please clarify the specific meaning of the key limitation, “potential for abuse,” and disclose whether the same limitation could apply to beloranib.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 3 and 77 of Amendment No. 1.

Clinical Trials, page 81

6. We note your statement on this page that you conducted additional clinical trials of beloranib to “further explore the efficacy, safety, tolerability and impact” of the drug on obesity. However, we also note your disclosures on pages 5 and 88 that none of your clinical trials were designed to “demonstrate efficacy.” However, you describe at least two of your trials as “Phase 2b” clinical trials, which are usually designed to assess, at least in part, efficacy. Further, we note descriptions of endpoints in multiple of your clinical trials that would seem to relate to measurements of efficacy, including endpoints relating to weight loss and body composition. As such, it is unclear how investors should properly assess, and how much weight to accord, any clinical observations from these trials that bear on efficacy. Please clarify any inconsistencies. For example, please revise your disclosure in this section to address the following:

•	the primary clinical endpoints for each trial and the extent to which the endpoints were met;

•	how secondary objectives, such as weight loss or changes in body composition, were analyzed (e.g., as part of the intended trial design or on a post-hoc basis); and

•	to what extent, if any, you may rely on results from trials conducted to date in your regulatory filings with the FDA to support claims of efficacy if the trials were not designed to demonstrate efficacy.

Please ensure that you are consistent throughout disclosure on these points.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 5, 82-84, 87 and 88 of Amendment No. 1.

7. Please include in your disclosure a brief discussion of the importance and use of statistical significance in clinical trial analytics. Please also provide an explanation of “p-values” in layman’s terms and put this terminology in context by disclosing the threshold p-value below which a clinical result would be viewed as statistically significant.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 82 of Amendment No. 1.

4-week Phase 1b Proof of Concept Clinical Trial in Obese Patients (ZAF-101), page 85

8. We note your disclosure that at the highest dose, beloranib appears to be less tolerated and leads to more frequent moderate intensity TEAEs. Please disclose the frequency with which the referenced TEAEs occurred in this trial.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 85 of Amendment No. 1.

Phase 2a Clinical Trials

ZAF-201, page 86

9. We note your bullet points in this section stating that levels of the inflammation marker C-reactive protein and sense of hunger were both reduced. Please clarify:

•	the relevance of low concentrations of C-reactive protein and the relationship, if any, of inflammation to obesity.

•	how sense of hunger corresponded to measurements of cm and mg and how such measurements were obtained.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 86 of Amendment No. 1. Further, we respectfully advise the Staff that there is no relationship of inflammation to obesity.

ZAF-211, pages 87-88

10. We note your disclosure that changes in body weight were “not statistically significant by ANCOVA, a pre-specified statistical analysis.” As this is not term that is familiar to non-specialists, please briefly define ANCOVA, explain how it was used in the analysis of trial results, and disclose whether it was considered in regard to all endpoint measurements.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 87 of Amendment No. 1.

11. We note your disclosure that “engagement of the underlying drug pathway occurs with beloranib treatment in PWS patients, as evidenced by the treatment-related increase in high density lipoprotein cholesterol [and] the reduction in low density lipoprotein cholesterol.” Please clarify this statement by explaining why high density and low density lipoprotein cholesterol levels suggest engagement of the underlying drug pathway and the significance of this effect to beloranib’s potential as an effective treatment.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 88 of Amendment No. 1.

Clinical Trial Summary and Next Steps, pages 88-89

12. We note that you are currently designing a Phase 2b/3 clinical trial to support registration and commercialization of beloranib in PWS patients. Please disclose generally the primary clinical objectives of this planned trial. To the extent known, please describe the clinical trial’s design and goals, including primary clinical endpoints to be measured.

RESPONSE: The Company respectfully advises the Staff that the FDA has agreed that the clinical trial described in the Registration Statement as the Phase 2b/3 clinical trial of beloranib as a treatment of severe obesity in PWS will be a Phase 3 clinical trial as opposed to a Phase 2b/3 clinical trial, therefore, this change has been made throughout Amendment No. 1. The Company is still discussing the design and goals, including primary clinical endpoints to be measured, of this Phase 3 clinical trial with the FDA. The Company will include this information in a future amendment to the Registration Statement.

13. For your planned Phase 2b/3 clinical trial of beloranib in PWS patients, please elaborate on your strategy for patient enrollment. Approximately how many patients do you expect you will require for successful completion of this trial? How do you expect to find and enroll the PWS patients, and what difficulties do you anticipate, if any? In this regard, we note the rarity of the disease and the fact that only 17 PWS patients were enrolled in the ZAF-211.

RESPONSE: The Company respectfully refers the Staff to its response to question 12 above regarding the change in this trial from a Phase 2b/3 clinical trial to a Phase 3 clinical trial. The Company is still discussing the design and goals, including size, of the Phase 3 clinical trial of beloranib in PWS patients with the FDA. The Company will include this information in a future amendment to the Registration Statement.

14. We note your disclosure that you plan to seek feedback from the FDA in early 2014 before initiating further clinical trials. Please disclose what sort of feedback you will seek and disclose whether you will require anything specific, such as a Special Protocol Assessment, from the FDA before moving forward with further trials for beloranib.

RESPONSE: The Company respectfully advises the Staff that the Company had its end of Phase 2a meeting with the FDA in February 2014 with respect to its Phase 2a clinical trial of beloranib as a treatment of PWS. In connection with the meeting, the Company requested feedback from the FDA regarding (i) the design and goals of its planned Phase 2b/3 clinical trial of beloranib as a treatment of severe obesity in PWS and (ii) preclinical data that would need to be submitted to the FDA in an NDA for beloranib as a treatment of PWS. The Company refers the Staff to its response to question 12 above regarding the change in the trial from a Phase 2b/3 clinical trial to a Phase 3 clinical trial. The Company and the FDA are still discussing the design and goals of the Phase 3 clinical trial of beloranib in PWS patients and preclinical data that will need to be submitted in an NDA for beloranib as a treatment for PWS. The Company will include this information in a future amendment to the Registration Statement.

Licenses

CKD License, page 91

15. Please disclose the potential aggregate amount of milestones you may be required to pay under this agreement.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 91 of Amendment No. 1.

Children’s License, page 91

16. Please disclose the nature of the patents covered by this agreement. For example, do they provide different protection than those covered under the CKD license? If so, what type of protection do they provide? In addition, please disclose the potential aggregate amount of milestones you may be required to pay and the termination provisions governing this license. Finally, please file this license agreement as an exhibit to your registration statement.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on page 91 and the Exhibit Index of Amendment No. 1.

Intellectual Property, pages 91-92

17. We note that the issued U.S. patents directed to beloranib are expected to expire between 2019 and 2031. Please disclose the specific year of expiration for your composition of matter patent(s) covering beloranib, and disclose whether you own or license such patent(s).

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 25 and 91-92 of Amendment No. 1.

18. Please revise to clarify the distinction between “international” and “foreign” patent applications.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 25 and 91-92 of Amendment No. 1.

19. Given your plan to pursue development and commercialization of beloranib in Europe, please disclose which of your issued or pending international and foreign patents afford protection in Europe. Include disclosure of the expiration date or expected expiration date of the most significant patent(s) applicable to Europe. Please additionally include an explanation of any material European/international patent laws and regulations and how they may affect your intellectual property position.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 25 and 91-92 of Amendment No. 1.

Government Regulation

European Union Drug Review and Approval, page 103

20. We note your disclosure on page 99 that the benefits of orphan drug status in the European Union are almost identical to the benefits in the U.S. To the extent material differences exist between the U.S. and European regulatory process with respect to orphan drugs, please revise disclosure on page 103 to describe the criteria for and process of seeking orphan drug designation in Europe.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. Please see revisions on pages 103-104 of Amendment No. 1.

Director Compensation, page 116

21. Please confirm that you will file as an exhibit to your registration statement the nonemployee director compensation agreement that will become effective upon the completion of this offering.

RESPONSE: The Company respectfully advises the Staff that the Company plans to adopt a nonemployee director compensation policy that will become effective upon the completion of this offering. The details of such policy will be disclosed in a future amendment to the Registration Statement. The Company does not plan to enter into nonemployee director compensation agreements in connection with adopting this policy and, therefore, does not intend to file a nonemployee director compensation agreement as an Exhibit to the Registration Statement.

Shares Eligible for Future Sale

Lock-up Agreements, page 133

22. Please file the form of lock-up agreement as an exhibit to your registration statement as soon as it becomes available.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and confirms for the Staff that it will include the form of lock-up agreement as an exhibit to the Underwriting Agreement in a future filing of the Registration Statement to be filed as Exhibit 1.1 to the Registration Statement.

Market and Industry Data and Forecasts, page 144

23. Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. Your statements in this section that the accuracy and completeness of the information is not guaranteed and that you have not independently any of the referenced data could imply that you are not taking liability for the statistical and other industry and market data included in your registration statement. In order to eliminate any inference that you are not liable for all of the information in your registration statement, please delete these statements or include a statement specifically accepting liability for these statements.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment to delete the section on Market and Industry Data and Forecasts. Please see revisions on page 144 of Amendment No. 1.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1021.

Sincerely,

/s/ Michael Minahan

Enclosures

cc:	Thomas Hughes, Zafgen, Inc.
Patricia Allen, Zafgen, Inc.
Mitchell S. Bloom, Goodwin Procter LLP
Laurie A. Burlingame, Goodwin Procter LLP